Stock Based Compensation Expenses - Summary related to stock option (Detail) - 2007 and 2017 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation [Line Items]
Number of Options, Beginning balance	6,150,000	5,730,000
Number of Options, Granted	3,722,923	1,400,000
Number of Options, Exercised	(250,000)	(790,000)
Number of Options, Cancelled or forfeited	(125,000)	(190,000)
Number of Options, Ending balance	9,497,923	6,150,000	5,730,000
Weighted-Average Exercise Price, Beginning balance	$ 0.26	$ 0.17
Number of Options, Vested and exercisable	5,272,552
Weighted-Average Exercise Price, Granted	$ 0.76	0.57
Weighted-Average Exercise Price, Exercised	0.14	0.14
Weighted-Average Exercise Price, Cancelled or forfeited	0.63	0.42
Weighted-Average Exercise Price, Ending balance	0.45	$ 0.26	$ 0.17
Weighted-Average Exercise Price, Vested and exercisable	$ 0.23
Weighted-Average Remaining Contractual Term Outstanding	6 years 4 months 2 days	5 years 7 months 6 days	5 years 1 month 6 days
Weighted-Average Remaining Contractual Term Outstanding, Vested and exercisable	4 years 2 months 26 days
Aggregate Intrinsic Value Outstanding	$ 2,926	$ 3,098	$ 2,174
Aggregate Intrinsic Value, Vested and exercisable	$ 2,814